File Number 2-28097
Amendment to the Prospectus
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP
OF FUNDS, INC. CLASS Y PROSPECTUS
DATED FEBRUARY 28, 2001.

This information reflects a change
to the Prospectus.

On page 75 of the Prospectus, the
following change shall occur:

For the Tax-Exempt Income Fund,
under "Fund Managers," replace
the paragraph with the following:

Sue Voltz joined MBIA as Director
and Portfolio Manager and has held
those positions since joining the
firm in 1994.  Prior to joining
MBIA, she served as Assistant
Vice President, Portfolio
Manager and Analyst at Dean
Witter InterCapital Inc.
from 1991-1994.  She has 18
years investment experience.


May 1, 2001